INVESTMENTS (NET UNREALIZED GAINS (LOSSES)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Net unrealized gains (losses) arising during the year	$ (1)	$ (13)	$ 11
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	3	0	7
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	1	1
Net Unrealized Gains (Losses) On Investments | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	4	29
Net unrealized gains (losses) arising during the year	(1)	(24)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	3	(1)
Balance, End of Year	6	4	29
DAC and VOBA | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(2)	(2)
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	2	0
Balance, End of Year	0	(2)	(2)
Deferred Income Tax Asset Liability | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	0	(9)
Impact of net unrealized investment gains (losses) on Deferred income taxes	(1)	9
Balance, End of Year	(1)	0	(9)
AOCI Gain Losses Related To Net Unrealized Investment Gains Losses | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	2	18
Net unrealized gains (losses) arising during the year	(1)	(24)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	3	(1)
Deferred Policy Acquisition Cost Amortization Expense Unrealized Investment Gains Losses	2	0
Impact of net unrealized investment gains (losses) on Deferred income taxes	(1)	9
Balance, End of Year	5	2	18
Fixed Maturities
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	8
Balance, End of Year	10	8
Fixed Maturities | With OTTI loss
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	4
Balance, End of Year	4	4
Fixed Maturities | All other
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	4
Balance, End of Year	6	4
Fixed Maturities | Net Unrealized Gains (Losses) On Investments | With OTTI loss
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	4	(1)
Net unrealized gains (losses) arising during the year	(1)	4
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	1	1
Balance, End of Year	4	4	(1)
Fixed Maturities | Deferred Income Tax Asset Liability | With OTTI loss
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	(2)	0
Impact of net unrealized investment gains (losses) on Deferred income taxes	0	(2)
Balance, End of Year	(2)	(2)	0
Fixed Maturities | AOCI Gain Losses Related To Net Unrealized Investment Gains Losses | With OTTI loss
Net Unrealized Investment Gains Losses Recognized In Aoci Roll Forward [Abstract]
Balance, beginning of year	2	(1)
Net unrealized gains (losses) arising during the year	(1)	4
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	1	1
Impact of net unrealized investment gains (losses) on Deferred income taxes	0	(2)
Balance, End of Year	$ 2	$ 2	$ (1)